Cover	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K (the Original 8-K) filed by the Registrant on April 30, 2021 reporting under Item 2.01 the completion of its acquisition of the fixed assets of Medihemp, LLC (Medihemp) and its wholly owned subsidiary SLAM Enterprises, LLC (SLAM), and Medical Cannabis Caregivers, Inc.
Document Period End Date	Apr. 30, 2021
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2590 Walnut Street #6
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	303
Local Phone Number	974-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	AMMJ
Security Exchange Name	NONE
Entity Emerging Growth Company	false